Accounts Receivable (Details) - Schedule of Accounts Receivable ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 15,785	$ 2,223	¥ 1,617
Less: allowance for doubtful accounts	(37)	(5)
Accounts receivable, net	¥ 15,748	$ 2,218	¥ 1,617